Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 27, 2016	Dec. 27, 2014
Net sales	$ 56,334
Cost of goods sold	35,941
Gross profit	20,393
Operating Expenses:
Distribution	2,784
Selling	2,322
Marketing	4,615
General and administrative	7,813
Depreciation and amortization	1,000
Business combination transaction costs	0
Other Expense	0
Total operating expenses	18,534
Income from operations	1,859
Other income (expense):
Change in warrant liabilities	0
Interest expense	(1,662)
Loss (gain) on foreign currency transactions	513
Other income	30
Total other expense	(1,119)
Income (loss) before income taxes	740
Income tax expense (benefit)	290
Net income (loss)	450			$ 10,034
Other comprehensive income:
Foreign currency translation adjustments	19
Comprehensive income (loss)	$ 469
Earnings per share from net income:
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01
Weighted average shares outstanding:
Basic (in shares)	70,562,477
Diluted (in shares)	71,254,770
(Predecessor)
Net sales		$ 252,898	$ 339,837	427,858	$ 429,858
Cost of goods sold		151,978	179,998	248,464	249,832
Gross profit		100,920	159,839	179,394	180,026
Operating Expenses:
Distribution		11,429	14,970	18,489	19,481
Selling		14,632	13,905	18,513	22,282
Marketing		30,515	33,589	37,751	33,548
General and administrative		29,028	39,276	46,961	41,000
Depreciation and amortization		7,267	8,617	10,179	11,195
Business combination transaction costs		0	25,608	0	0
Other Expense		65	141	1,542	146
Total operating expenses		92,936	136,106	133,435	127,652
Income from operations		7,984	23,733	45,959	52,374
Other income (expense):
Change in warrant liabilities		1,689	722	(722)	143
Interest expense		(18,331)	(22,724)	(27,195)	(27,823)
Loss (gain) on foreign currency transactions		(1,045)	133	(619)	(1,211)
Other income		55	221	118	96
Total other expense		(17,632)	(21,648)	(28,418)	(28,795)
Income (loss) before income taxes		(9,648)	2,085	17,541	23,579
Income tax expense (benefit)		(4,334)	4,570	7,507	9,623
Net income (loss)		(5,314)	(2,485)	10,034	13,956
Other comprehensive income:
Foreign currency translation adjustments		(27)	(199)	621	292
Comprehensive income (loss)		$ (5,341)	$ (2,684)	$ 10,655	$ 14,248